September 29, 2003

FBR FAMILY OF FUNDS
FBR Financial Services Fund
FBR Small Cap Financial Fund
FBR Small Cap Value Fund
FBR Technology Fund

SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 2003

This supplement to the Prospectus dated February 28, 2003 for the FBR Financial Services Fund, FBR Small Cap Financial Fund, FBR Small Cap Value Fund and FBR Technology Fund (collectively, the "Funds"), each a separate investment series of FBR Family of Funds, updates the Prospectus to include the information as described below.  For further information, please contact the Funds toll-free at 1.888.888.0025.

The following information is being added after the first full paragraph under the heading, "Investing In The Funds-How to Buy Shares," on page 15 of the Prospectus:

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A
NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: when you open an account, The Fund must obtain the following information:

  Your name;

  Physical residential address (although post office boxes are still permitted for mailing);

  Date of birth; and

  Social security number, taxpayer identification number, or other identifying number.

We may also ask for other information that will allow us to identify you or to see certain identifying documents.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other third-party services.  Additional information may be required to open accounts for corporations and other non-natural persons.

Effective October 1, 2003, Federal law prohibits the Fund from establishing new accounts unless it receives the minimum identifying information listed above.  The Fund also may be required to close your account if it is unable to verify your identity within a reasonable time.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

September 29, 2003

FBR FAMILY OF FUNDS
FBR Health Care Fund

 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 2003

This supplement to the Prospectus dated February 28, 2003 for the FBR Health Care Fund (the "Fund"), a separate investment series of FBR Family of Funds, updates the Prospectus to include the information as described below.  For further information, please contact the Fund toll-free at 1.888.888.0025.

The following information is being added after the first full paragraph under the heading, "Investing In The Funds-How to Buy Shares," on page 6 of the Prospectus:

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A
NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: when you open an account, The Fund must obtain the following information:

  Your name;

  Physical residential address (although post office boxes are still permitted for mailing);

  Date of birth; and

  Social security number, taxpayer identification number, or other identifying number.

We may also ask for other information that will allow us to identify you or to see certain identifying documents.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other third-party services.  Additional information may be required to open accounts for corporations and other non-natural persons.

Effective October 1, 2003, Federal law prohibits the Fund from establishing new accounts unless it receives the minimum identifying information listed above.  The Fund also may be required to close your account if it is unable to verify your identity within a reasonable time.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

September 29, 2003

 FBR FAMILY OF FUNDS
FBR/IPAA Energy Index Fund

 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 2003

This supplement to the Prospectus dated February 28, 2003 for the FBR/IPAA Energy Index Fund (the "Fund"), a separate investment series of FBR Family of Funds, updates the Prospectus to include the information as described below.  For further information, please contact the Fund toll-free at 1.888.888.0025.

The following information is being added after the first full paragraph under the heading, "Investing In The Funds-How to Buy Shares," on page 5 of the Prospectus:

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A
NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: when you open an account, The Fund must obtain the following information:

  Your name;

  Physical residential address (although post office boxes are still permitted for mailing);

  Date of birth; and

  Social security number, taxpayer identification number, or other identifying number.

We may also ask for other information that will allow us to identify you or to see certain identifying documents.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other third-party services.  Additional information may be required to open accounts for corporations and other non-natural persons.

Effective October 1, 2003, Federal law prohibits the Fund from establishing new accounts unless it receives the minimum identifying information listed above.  The Fund also may be required to close your account if it is unable to verify your identity within a reasonable time.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.